FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Transfers Between Level 1 and Level 2 (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Fair value asset transferred from level 1 to level 2	$ 0			$ 0
Fair value asset transferred from level 2 to level 1	0			0
Fair value liabilities transferred from level 1 to level 2	0	$ 0	$ 0	0	$ 0	$ 0	$ 0
Fair value liabilities transferred from level 2 to level 1	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0